Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories - Inventories [Text Block]	Philips Group Inventories in millions of EUR
	2021	2022
Raw materials and supplies	1,143	1,541
Work in process	646	648
Finished goods	1,660	1,860
Inventories	3,450	4,049